Share-Based Compensation - Restricted stock unit activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Number of shares
Granted (in shares)	1,886,166	1,886,166
Restricted Stock Units
Number of shares
Non-vested at the beginning (in shares)	1,886,166	0
Granted (in shares)		1,886,166
Exercised (in shares)		0
Nonvested at the end (in shares)		1,886,166
Weighted Average Grant Date Fair Value
Non-vested at the beginning (in dollars per share)	$ 6.82	$ 0
Granted (in dollars per share)	$ 6.82	6.82
Nonvested at the end (in dollars per share)		$ 6.82